Supplemental Balance Sheet Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Depreciation	$ 200	$ 200	$ 416	$ 341	$ 718	$ 643
Security Deposits [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash	$ 2,300	$ 2,300	$ 2,300	$ 2,300